CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OTHER INCOME (LOSS)
Interest income	$ 651	$ 737	$ 1,146
Gain (loss) on settlement of debt	(495,101)	(161,292)	340
Write-down of property, plant and equipment (Note 8)	0	(6,921,531)	0
Loss on sale of equipment	(9,432)	(11,350)	0
Loss on impairment of marketable securities	(46,629)	(162,479)	(178,250)
Loss on sale of marketable securities	0	0	(4,039)
Foreign currency gain (loss)	12,710	(15,755)	4,205
Net OTHER INCOME (LOSS)	(537,801)	(7,271,670)	(176,598)
EXPENSES
Corporate general and administrative	3,025,037	2,923,937	3,113,320
Debt restructuring	1,399,148	632,000	0
Exploration	249,619	883,739	1,116,339
Legal and accounting	270,138	666,241	512,344
Venezuelan operations	118,222	185,543	196,196
Arbitration (Note 4)	2,153,123	4,956,439	3,982,436
Equipment holding costs	752,288	864,173	913,913
Interest expense (Note 11)	9,630,521	7,186,237	5,425,264
Total EXPENSES	17,598,096	18,298,309	15,259,812
Net loss for the year	$ (18,135,897)	$ (25,569,979)	$ (15,436,410)
Net loss per share, basic and diluted	$ (0.24)	$ (0.34)	$ (0.21)
Weighted average common shares outstanding, basic and diluted	76,118,236	76,061,770	74,255,484